INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 2,060	$ 2,637
Work in process	135	24
Finished goods	1,787	1,806
Total inventory	$ 3,982	$ 4,467